Result from insurance activities, before expenses - Summary of result from insurance activities (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Effect of Insurance Contracts Recognised [Line Items]
Other expenses, by nature	S/ 334,602,000	S/ 313,647,000